REVOLVING LOAN AND PROMISSORY NOTE - RELATED PARTY (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
REVOLVING LOAN AND PROMISSORY NOTE - RELATED PARTY
NOTE 10 – REVOLVING LOAN AND PROMISSORY NOTE- RELATED PARTY
Revolving loan and promissory note with a related party consisted of the following at March 31, 2024 and December 31, 2023, in thousands:

	March 31, 2024	December 31, 2023
Dennis Liotta, March 2023 – 10% interest – promissory note due March 2024	$1,000	$1,000
Total notes from related party - current	$1,000	$1,000
Dennis Liotta (father of the Company’s Chief Executive Officer) – March 2022 Secured revolving note:
On December 9, 2021, the Company entered into a revolving loan agreement with Dennis Liotta, an affiliate of the Company, for a total amount of $8.0 million that matured on January 1, 2023 (“March 2022 note”). The Company was required to make monthly payments of interest at a fixed rate of 4.0% per annum. The Company was required to make principal repayments at fixed scheduled dates. In the event of default, the entire unpaid principal balance together with all accrued but unpaid interest shall be due and payable regardless of the maturity date. If the default occurs and remains uncured beyond the applicable grace period, then the entire unpaid principal balance shall bear interest at a default interest of 500 basis points (5%) over the regular interest or nine percent (9%). Events of default include the failure to make principal or interest payments when due, any judgement in excess of $500, indebtedness cross default, or bankruptcy proceedings.
In conjunction with the execution of the revolving note, both parties executed a security agreement, under which the Company granted a continuing security interest in all of the assets of the Company. The Company did not make its interest payments, thus triggering a default and increasing the interest rate to 9% plus an additional 5% on the missed payments. The Company incurred $370 thousand in interest and penalties during the three month ended March 31, 2023.
In the first quarter of 2023, the Company converted the unpaid principal balance of this revolving note and accrued interest into a convertible note for total principal balance of $6.0 million.
Dennis Liotta (father of the Company’s Chief Executive Officer) – March 2023 promissory note
On March 15, 2023, the Company entered into a promissory note agreement with Dennis Liotta, an affiliate of the Company, for a total amount of $1 million, with an effective date of February 27, 2023, which matures on March 31, 2024 (“March 2023 note”). The entire outstanding principal balance together with accrued but unpaid interest are due at the maturity date. The March 2023 note includes a ten percent (10%) interest rate per annum, which will be increased to twenty percent (20%) upon an event of default. Events of default include the failure to make any principal and accrued interest when due, any legal proceedings against the Company or a voluntary federal bankruptcy. The March 2023 note may be prepaid at any time without penalties. Promissory note from related party was $1.0 million as of March 31, 2024, and December 31, 2023, respectively. On April 1, 2024, the Promissory note was paid in full.
The Company incurred $23 thousand and $109 thousand of interest expense during the three months ended March 31, 2024 and 2023, respectively. Accrued interest was $109 thousand as of March 31, 2024.
NOTE 11 – CREDIT FACILITY AND OTHER LOANS
Credit facility and other loans consisted of the following at March 31, 2024 and December 31, 2023, in thousand:

	March 31, 2024	December 31, 2023
SAC Leasing G280 LLC credit facility, 12.5% interest, net of deposits	$33,750	$27,750
Less discounts	(374)	(376)
Total credit facility, net of discount	$33,376	27,374
SAC Leasing G280 LLC Line of credit
In December 31, 2022, the Company executed a series of purchase agreements with Gulfstream Aerospace, LP for the acquisition of four (4) Gulfstream G-280 aircraft for total consideration of $79.0 million with expected deliveries in 2024 and 2025, of which an aggregate amount of $45.0 million was funded and paid as of March 31, 2024, partially through a credit facility from SAC leasing G 280.
During the period ended March 31, 2024, the Company funded an additional $6.0 million through the SAC Leasing G280 credit facility.
During the quarter ended March 31, 2024, the Company increased its SAC leasing G280 line of credit by $6.0 million, which brings the carrying balance at $33.8 million as of March 31, 2024.
The Company incurred $45 thousand and $548 thousand of incremental closing costs, which are reported as debt discount against the liability in the consolidated balance sheets as of March 31, 2024, and December 31, 2023, respectively.
During the three months ended March 31, 2024 and 2023, the Company amortized to interest expense $47 thousand and $29 thousand of debt discount, respectively.
The maturity date is the earlier of the delivery date of the aircraft or September 14, 2025, which is thirty-five (35) months from the date of funding. The purchase agreement contracts were assigned to SAC G280 LLC as collateral on this credit facility.
During the three months ended March 31, 2024 and 2023, the Company incurred $1.1 million and $222 thousand of interest under this facility, respectively.
The Company entered into the pre-delivery payment agreement on October 5, 2022, with SAC Leasing G280, LLC to obtain loans in the aggregate amount of $40.5 million for the purchase of four (4) Gulfstream G280 aircraft to be delivered in 2024 and 2025. The Board of Directors consented to the participation of Coastal States Bank, as a syndicate lender in the financing of additional aircraft by SAC Leasing G280 LLC. On August 25, 2023, the Company and SAC Leasing V280, LLC entered into the first amendment to pre-delivery payment agreement. As of March 31, 2024, the Company had an aggregate amount of $34.5 million in promissory notes, of which 60% was sole to Coastal States Bank pursuant to the first amendment.

NOTE 12 – REVOLVING LOAN AND PROMISSORY NOTE- RELATED PARTY
Revolving loan and promissory note with a related party consisted of the following at December 31, 2023 and December 31, 2022, in thousand:

	December 31, 2023	December 31, 2022
Dennis Liotta, December 2021 – 4% interest – secured revolving loan, due January 2023	$—	$5,150
Dennis Liotta, March 2023 – 10% interest – promissory note due March 2024	1,000	—
Total notes from related party - current	$1,000	$5,150
Dennis Liotta (father of the Company’s Chief Executive Officer) – December 2021 Secured revolving note:
On December 9, 2021, the Company entered into a revolving loan agreement with Dennis Liotta, an affiliate of the Company, for a total amount of $8.0 million that matured on January 1, 2023 (“December 2021 note”). The Company is required to make monthly payments of interest at a fixed rate of 4.0% per annum. The Company is required to make principal repayments at fixed scheduled dates. In the event of default, the entire unpaid principal balance together with all accrued but unpaid interest shall be due and payable regardless of the maturity date. If the default occurs and remains uncured beyond the applicable grace period, then the entire unpaid principal balance shall bear interest at a default interest of 500 basis points (5%) over the regular interest or nine percent (9%). Events of default include the failure to make principal or interest payments when due, any judgement in excess of $500, indebtedness cross default, or bankruptcy proceedings.
In conjunction with the execution of the revolving note, both parties executed a security agreement, under which the Company granted a continuing security interest in all of the assets of the Company. The Company did not make its interest payments, thus triggering a default and increasing the interest rate to 9% plus an additional 5% on the missed payments.
The Company incurred approximately $370 thousand and $480 thousand of interest and penalties during the years ended December 31, 2023, and 2022, respectively.
During the Company’s first fiscal quarter, the Company converted the unpaid principal balance of this revolving note and accrued interest into a convertible note for total principal balance of $6.0 million.
The balance of the December 2021 note was $0 and $5.15 million as of December 31, 2023, and December 31, 2022, respectively.
Accrued interest, relating to this line of credit, was approximately $0 and $495 thousand as of December 31, 2023, and December 31, 2022, respectively, which are presented in accrued interest in the consolidated balance sheets.
Dennis Liotta (father of the Company’s Chief Executive Officer) – March 2023 promissory note
On March 15, 2023, the Company entered into a promissory note agreement with Dennis Liotta, an affiliate of the Company, for a total amount of $1 million, with an effective date of February 27, 2023, which matures on March 31, 2024 (“March 2023 note”). The entire outstanding principal balance together with accrued but unpaid interest are due at the maturity date. The March 2023 note includes a ten percent (10%) interest rate per annum, which will be increased to twenty percent (20%) upon an event of default. Events of default include the failure to make any principal and accrued interest when due, any legal proceedings against the Company or a voluntary federal bankruptcy. The March 2023 note may be prepaid at any time without penalties. Promissory note from related party was $1.0 million and $0 as of December 31, 2023, and December 31, 2022, respectively.
The Company incurred $86 thousand of interest during the year ended December 31, 2023. Accrued interest was $86 thousand as of December 31, 2023, which is presented in accounts payable and accrued liabilities in the consolidated balance sheet as of December 31, 2023.
NOTE 14 – CREDIT FACILITY AND OTHER LOANS
Credit facility and other loans consisted of the following at December 31, 2023 and December 31, 2022, in thousand:

	December 31, 2023	December 31, 2022
SAC Leasing G280 LLC credit facility, 12.5% interest, net of deposits	$27,750	$4,500
Less discounts	(376)	(330)
Total credit facility, net of discount	$27,374	4,170
SAC Leasing G280 LLC Line of credit
During the year ended December 31, 2022, the Company executed a series of purchase agreements with Gulfstream Aerospace, LP for the acquisition of four (4) Gulfstream G-280 aircraft for total consideration of $79.0 million with expected deliveries in 2024 and 2025, of which an aggregate amount of $30.0 million was funded and paid as of December 31, 2023, partially through a credit facility from SAC leasing G 280.
During the year ended December 31, 2023, the Company paid an additional $3.0 million towards the purchase agreements and funded an additional $24.0 million through the SAC Leasing G280 credit facility. During the year ended December 31, 2022, the Company funded an aggregate amount of $12 million, of which $4.5 million was funded through a credit facility from SAC leasing and $7.5 million was paid in cash.
During the year ended December 31, 2023, the Company increased its SAC leasing G280 line of credit by $24.0 million offset by a deposit funded in the amount of $750 thousand, which brings the carrying balance at $27.75 million as of December 31, 2023.
The Company incurred $548 thousand and $357 thousand of incremental closing costs, which are reported as debt discount against the liability in the consolidated balance sheets as of December 31, 2023, and December 31, 2022, respectively.
During the year ended December 31, 2023 and 2022, the Company amortized to interest expense $146 thousand and $27 thousand of debt discount, respectively.
The maturity date is the earlier of the delivery date of the aircraft or September 14, 2025, which is thirty-five (35) months from the date of funding. The purchase agreement contracts were assigned to SAC G280 LLC as collateral on this credit facility.
During the year ended December 31, 2023 and 2022, the Company incurred approximately $2.17 million and $65 thousand of interest under this facility, respectively.
The Company entered into the pre-delivery payment agreement on October 5, 2022, with SAC Leasing G280, LLC to obtain loans in the aggregate amount of $40.5 million for the purchase of four (4) Gulfstream G280 aircraft to be delivered in 2024 and 2025. The Board of Directors consented to the participation of Coastal States Bank, as a syndicate lender in the financing of additional aircraft by SAC Leasing G280 LLC. On August 25, 2023, the Company and SAC Leasing V280, LLC entered into the first amendment to pre-delivery payment agreement. As of December 31, 2023, the Company had an aggregate amount of $28.5 million in promissory notes, of which 60% was sole to Coastal States Bank pursuant to the first amendment.